Other Operating Expense	12 Months Ended
Dec. 31, 2011
Other Operating Expense [Abstract]
Other Operating Expense
Note 18 - Other Operating Expense

The components of other operating expense for the years ended December 31, 2011, 2010 and 2009 are as follows:

($ in thousands)	2011	2010	2009
Professional and directors fees	$ 904	$ 873	$ 1,114
Regulatory assessments and audit fees	612	545	592
Postage and courier	303	297	310
Taxes and licenses	274	273	244
Loan origination costs	247	231	259
Advertising and sales promotion	237	377	233
Insurance	210	147	95
Stationery and supplies	181	198	253
Telephone	160	172	175
Correspondent bank charges	123	39	50
Dues and subscriptions	98	111	115
Other expense	525	574	422
Total other operating expense	$ 3,874	$ 3,837	$ 3,862